                              [NATIONWIDE(R) LOGO]

                                   NATIONWIDE
                                    VARIABLE
                              ACCOUNT ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                               DECEMBER 31, 1999


                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO


APO-717-AB (12/99)

                              [NATIONWIDE(R) LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]


                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide Variable Account.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.



                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                February 10, 2000

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               December 31, 1999

ASSETS:
   Investments at market value:

        American Century: Benham Short-Term Government Fund (ACBenSTGvt)
            220,320 shares (cost $2,082,934) .........................................$ 2,031,355

        American Century: Income & Growth Fund (ACIncGro)
            322,498 shares (cost $9,276,159) ......................................... 10,981,053

        American Century: Twentieth Century Growth Fund (ACTCGro)
            566,913 shares (cost $14,294,132) ........................................ 18,299,951

        American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
            134,208 shares (cost $1,416,537) .........................................  2,009,092

        American Century: Twentieth Century Ultra Fund (ACTCUltra)
            651,457 shares (cost $20,987,488) ........................................ 29,823,713

        Delaware Group Delchester High-Yield Bond Fund, Inc. -
        Delchester Fund Institutional Class (DeHYBd)
            220,882 shares (cost $1,356,266) .........................................  1,130,915

        Dreyfus A Bonds Plus, Inc. (DryABds)
            144,237 shares (cost $2,063,566) .........................................  1,932,781

        Dreyfus Appreciation Fund, Inc. (DryApp)
            47,141 shares (cost $2,016,065) ..........................................  2,155,770

        Dreyfus Balanced Fund, Inc. (DryBal)
            21,988 shares (cost $357,585) ............................................    347,190

        Dreyfus S&P 500 Index Fund (Dry500Ix)
            554,953 shares (cost $19,537,791) ........................................ 23,813,040

        The Dreyfus Third Century Fund, Inc. (Dry3dCen)
            135,008 shares (cost $1,689,367) .........................................  1,964,361

        Evergreen Income and Growth Fund - Class Y (EvIncGro)
            63,364 shares (cost $1,354,222) ..........................................  1,418,087

        Federated High Yield Trust (FedHiYld)
            60,295 shares (cost $530,333) ............................................    498,039

        Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
            (FedBdFd) 171,757 shares (cost $1,670,670) ...............................  1,549,246

        Fidelity Advisor Balanced Fund - Class T (FABal)
            72,905 shares (cost $1,364,625) ..........................................  1,330,516

        Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
            78,424 shares (cost $2,114,044) ..........................................  2,045,289

        Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
            199,987 shares (cost $9,020,612) .........................................  9,331,386


        Fidelity Advisor High Yield Fund - Class T (FAHiYld)
            258,869 shares (cost $3,155,462) .......................................  $ 2,943,338

        Fidelity Asset Manager(TM) (FidAsMgr)
            304,964 shares (cost $5,374,309) .......................................    5,605,247

        Fidelity Capital & Income Fund (FidCapInc)
            104,874 shares (cost $987,905) .........................................      974,281

        Fidelity Equity-Income Fund (FidEqInc)
            301,699 shares (cost $13,779,479) ......................................   16,134,874

        Fidelity Magellan(R) Fund (FidMgln)
            284,272 shares (cost $29,737,067) ......................................   38,840,103

        Fidelity Puritan(R) Fund (FidPurtn)
            773,684 shares (cost $14,537,156) ......................................   14,723,211

        Fidelity VIP - High Income Portfolio (FidVIPHI)
            9,418 shares (cost $109,105) ...........................................      106,512

        Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class I (FranMutSer)
            14,260 shares (cost $298,039) ..........................................      290,626

        INVESCO Dynamics Fund, Inc. (InvDynam)
            136,971 shares (cost $2,804,087) .......................................    3,542,081

        Janus Fund (JanFund)
            394,296 shares (cost $13,953,091) ......................................   17,368,748

        Janus Twenty Fund (Jan20Fd)
            628,329 shares (cost $33,888,409) ......................................   52,421,524

        Janus Worldwide Fund (JanWrldwde)
            249,016 shares (cost $12,020,545) ......................................   19,032,313

        Lazard Small Cap Portfolio - Open Shares (LazSmCap)
            11,020 shares (cost $188,153) ..........................................      181,948

        MFS - World Governments Fund - Class A (MFSWdGvt)
            53,856 shares (cost $576,880) ..........................................      506,786

        Nationwide(R) Bond Fund - Class D (NWBdFd)
            176,603 shares (cost $1,667,041) .......................................    1,575,299

        Nationwide(R) Fund - Class D (NWFund)
            285,936 shares (cost $8,546,699) .......................................    8,578,089

        Nationwide(R) Growth Fund - Class D (NWGroFd)
            204,855 shares (cost $3,199,103) .......................................    3,568,578

        Nationwide(R) S&P 500 Index Fund - Class R (NWIndxFdR)
            16,472 shares (cost $189,713) ..........................................      210,844

        Nationwide(R) Money Market Fund (NWMyMkt)
            14,322,801 shares (cost $14,322,801) ...................................   14,322,801

        Nationwide(R) Intermediate U.S. Government Bond Fund - Class D(NWUSGvt)
            45,286 shares (cost $460,063) ..........................................      439,722

        Neuberger & Berman Genesis Trust (NBGenesTr)
            32,117 shares (cost $641,458) ..........................................      675,749

        Neuberger & Berman Guardian Trust (NBGuardTr)
            377,257 shares (cost $8,986,571) .......................................    6,979,255


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

        Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
            153,772 shares (cost $1,499,320) ......................................  $  1,450,073

        Neuberger & Berman Partners Fund (NBPartFd)
            344,061 shares (cost $9,261,625) ......................................     8,257,474

        Oppenheimer Global Fund - Class A (OppGlob)
            190,157 shares (cost $8,682,529) ......................................    11,894,310

        Phoenix Balanced Fund Series - Class A (PhxBalFd)
            60,096 shares (cost $1,006,346) .......................................     1,060,693

        Prestige Balanced Fund - Class A (PrBal)
            342 shares (cost $3,745) ..............................................         3,841

        Prestige International Fund - Class A (PrInt)
            4,153 shares (cost $48,885) ...........................................        52,290

        Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
            1,279 shares (cost $16,998) ...........................................        19,700

        Prestige Large Cap Value Fund - Class A (PrLgCpVal)
            105 shares (cost $1,104) ..............................................         1,046

        Prestige Small Cap Fund - Class A (PrSmCap)
            7,732 shares (cost $88,891) ...........................................        98,664

        Strong Common Stock Fund, Inc. (StComStk)
            39,803 shares (cost $942,721) .........................................     1,003,424

        Strong Total Return Fund, Inc. (StTotRet)
            103,813 shares (cost $3,608,348) ......................................     4,889,592

        Templeton Foreign Fund - Class I (TemForFd)
            522,700 shares (cost $5,198,492) ......................................     5,864,693

        Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
            119,711 shares (cost $4,603,033) ......................................     5,968,809

        Warburg Pincus Global Fixed - Income Fund - Common Shares (WPGlFxInc)
            5,731 shares (cost $60,232) ...........................................        57,133
                                                                                      -----------

                Total investments .................................................   360,305,455

Accounts receivable ...............................................................         1,397
                                                                                      -----------

                Total assets ......................................................   360,306,852

Accounts payable ..................................................................        31,070
                                                                                      -----------
Contract owners' equity (note 4) ..................................................  $360,275,782
                                                                                      ===========

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                    Total                           ACBenSTGvt
                                                      ------------------------------        --------------------------
                                                           1999              1998             1999              1998
                                                      -------------      -----------        ---------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   3,745,866        3,196,414          151,561          162,608
  Mortality, expense and administration
     charges (note 2) .............................      (3,667,684)      (2,533,959)         (37,774)         (40,633)
                                                      -------------      -----------        ---------        ---------
     Net investment activity ......................          78,182          662,455          113,787          121,975
                                                      -------------      -----------        ---------        ---------

  Proceeds from mutual fund shares sold ...........      65,558,218       56,416,999        1,382,393          723,023
  Cost of mutual fund shares sold .................     (55,831,639)     (48,174,169)      (1,416,408)        (721,176)
                                                      -------------      -----------        ---------        ---------
     Realized gain (loss) on investments ..........       9,726,579        8,242,830          (34,015)           1,847
  Change in unrealized gain (loss) on investments .      37,877,938       14,063,893          (64,989)          17,698
                                                      -------------      -----------        ---------        ---------
     Net gain (loss) on investments ...............      47,604,517       22,306,723          (99,004)          19,545
                                                      -------------      -----------        ---------        ---------
  Reinvested capital gains ........................      20,213,428       11,574,852                -                -
                                                      -------------      -----------        ---------        ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      67,896,127       34,544,030           14,783          141,520
                                                      -------------      -----------        ---------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      89,714,200       53,270,516          167,093          668,275
  Transfers between funds .........................               -                -          (97,603)           7,071
  Redemptions .....................................     (23,847,262)     (23,621,452)      (1,053,119)        (835,080)
  Annuity benefits ................................         (26,949)         (27,891)            (940)            (952)
  Annual contract maintenance charge (note 2) .....        (261,269)        (169,891)          (1,463)          (1,748)
  Contingent deferred sales charges (note 2) ......        (391,816)        (324,873)         (34,837)          (1,752)
  Adjustments to maintain reserves ................         (33,202)             788             (448)             290
                                                      -------------      -----------        ---------        ---------
       Net equity transactions ....................      65,153,702       29,127,197       (1,021,317)        (163,896)
                                                      -------------      -----------        ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     133,049,829       63,671,227       (1,006,534)         (22,376)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     227,225,953      163,554,726        3,037,422        3,059,798
                                                      -------------      -----------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 360,275,782      227,225,953        2,030,888        3,037,422
                                                      =============      ===========        =========        =========

                                                                   ACIncGro                         ACTCGro
                                                        ---------------------------       ---------------------------
                                                            1999             1998            1999             1998
                                                        ----------        ---------       ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    99,016           64,541                -                -
  Mortality, expense and administration
     charges (note 2) .............................       (116,439)         (61,634)        (198,570)        (152,386)
                                                        ----------        ---------       ----------       ----------
     Net investment activity ......................        (17,423)           2,907         (198,570)        (152,386)
                                                        ----------        ---------       ----------       ----------

  Proceeds from mutual fund shares sold ...........      1,896,243        2,702,912        2,520,566        1,724,411
  Cost of mutual fund shares sold .................     (1,646,395)      (2,527,718)      (1,546,812)      (1,226,965)
                                                        ----------        ---------       ----------       ----------
     Realized gain (loss) on investments ..........        249,848          175,194          973,754          497,446
  Change in unrealized gain (loss) on investments .      1,166,622          627,403        1,707,076          968,585
                                                        ----------        ---------       ----------       ----------
     Net gain (loss) on investments ...............      1,416,470          802,597        2,680,830        1,466,031
                                                        ----------        ---------       ----------       ----------
  Reinvested capital gains ........................         18,019          275,147        2,063,722        2,228,156
                                                        ----------        ---------       ----------       ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      1,417,066        1,080,651        4,545,982        3,541,801
                                                        ----------        ---------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      2,978,474        2,774,469        1,590,054          646,577
  Transfers between funds .........................        (53,752)       1,481,828          189,443         (134,689)
  Redemptions .....................................       (351,090)        (220,883)      (1,465,483)      (1,058,730)
  Annuity benefits ................................              -                -          (15,993)         (12,964)
  Annual contract maintenance charge (note 2) .....         (7,497)          (2,588)         (15,697)         (14,839)
  Contingent deferred sales charges (note 2) ......         (5,905)          (5,005)          (9,269)          (6,993)
  Adjustments to maintain reserves ................             76             (981)           4,665            3,397
                                                        ----------        ---------       ----------       ----------
       Net equity transactions ....................      2,560,306        4,026,840          277,720         (578,241)
                                                        ----------        ---------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      3,977,372        5,107,491        4,823,702        2,963,560
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      7,003,742        1,896,251       13,480,704       10,517,144
                                                        ----------        ---------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $10,981,114        7,003,742       18,304,406       13,480,704
                                                        ==========        =========       ==========       ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                ACTCIntlGr                   ACTCUltra
                                                      --------------------------     -------------------------
                                                          1999             1998         1999            1998
                                                      -----------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       792          1,491              -              -
  Mortality, expense and administration
     charges (note 2) .............................       (16,275)       (10,515)      (289,122)      (183,975)
                                                      -----------        -------     ----------     ----------
     Net investment activity ......................       (15,483)        (9,024)      (289,122)      (183,975)
                                                      -----------        -------     ----------     ----------

  Proceeds from mutual fund shares sold ...........       724,215        622,576      2,707,592      1,479,795
  Cost of mutual fund shares sold .................      (581,513)      (562,613)    (1,932,118)    (1,263,460)
                                                      -----------        -------     ----------     ----------
     Realized gain (loss) on investments ..........       142,702         59,963        775,474        216,335
  Change in unrealized gain (loss) on investments .       593,121         35,468      6,814,122      2,426,265
                                                      -----------        -------     ----------     ----------
     Net gain (loss) on investments ...............       735,823         95,431      7,589,596      2,642,600
                                                      -----------        -------     ----------     ----------
  Reinvested capital gains ........................       103,146         12,976        864,560      1,488,048
                                                      -----------        -------     ----------     ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       823,486         99,383      8,165,034      3,946,673
                                                      -----------        -------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       428,105        282,424      6,583,564      3,883,377
  Transfers between funds .........................       (38,930)        47,185     (1,139,291)      (311,089)
  Redemptions .....................................       (87,756)       (38,282)    (1,224,869)    (1,084,444)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (1,654)          (677)       (20,319)       (14,129)
  Contingent deferred sales charges (note 2) ......        (2,075)          (699)       (26,644)       (23,446)
  Adjustments to maintain reserves ................            58             14            456            172
                                                      -----------        -------     ----------     ----------
       Net equity transactions ....................       297,748        289,965      4,172,897      2,450,441
                                                      -----------        -------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,121,234        389,348     12,337,931      6,397,114
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       887,916        498,568     17,486,224     11,089,110
                                                      -----------        -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 2,009,150        887,916     29,824,155     17,486,224
                                                      ===========        =======     ==========     ==========

                                                              DeHYBd                        DryABds
                                                     ------------------------      ------------------------
                                                        1999           1998           1999           1998
                                                     ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $  123,348        123,276        125,940        115,918
  Mortality, expense and administration
     charges (note 2) .............................    (15,346)       (16,341)       (27,148)       (25,437)
                                                     ---------      ---------      ---------      ---------
     Net investment activity ......................    108,002        106,935         98,792         90,481
                                                     ---------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........    219,274        341,656        755,271      1,243,229
  Cost of mutual fund shares sold .................   (242,560)      (327,084)      (797,023)    (1,219,521)
                                                     ---------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........    (23,286)        14,572        (41,752)        23,708
  Change in unrealized gain (loss) on investments .   (134,705)      (151,204)       (49,034)      (120,982)
                                                     ---------      ---------      ---------      ---------
     Net gain (loss) on investments ...............   (157,991)      (136,632)       (90,786)       (97,274)
                                                     ---------      ---------      ---------      ---------
  Reinvested capital gains ........................          -              -              -         32,247
                                                     ---------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........    (49,989)       (29,697)         8,006         25,454
                                                     ---------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................    305,176        156,659        416,301        545,761
  Transfers between funds .........................   (144,207)      (127,468)      (396,674)       (80,789)
  Redemptions .....................................    (71,301)      (241,587)      (181,145)      (241,342)
  Annuity benefits ................................          -              -              -              -
  Annual contract maintenance charge (note 2) .....       (559)          (495)        (1,599)        (1,451)
  Contingent deferred sales charges (note 2) ......     (1,009)        (1,713)        (4,613)        (3,165)
  Adjustments to maintain reserves ................        (10)           (83)           403           (408)
                                                     ---------      ---------      ---------      ---------
       Net equity transactions ....................     88,090       (214,687)      (167,327)       218,606
                                                     ---------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     38,101       (244,384)      (159,321)       244,060
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......  1,095,862      1,340,246      2,092,501      1,848,441
                                                     ---------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ............. $1,133,963      1,095,862      1,933,180      2,092,501
                                                     =========      =========      =========      =========

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 DryApp                        DryBal
                                                      --------------------------        ----------------------
                                                         1999             1998           1999           1998
                                                      -----------        -------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    10,805          3,740          7,004          3,036
  Mortality, expense and administration
     charges (note 2) .............................       (22,685)        (3,370)        (3,386)        (1,249)
                                                      -----------        -------        -------        -------
     Net investment activity ......................       (11,880)           370          3,618          1,787
                                                      -----------        -------        -------        -------

  Proceeds from mutual fund shares sold ...........       334,760        108,365        105,989         38,449
  Cost of mutual fund shares sold .................      (302,057)      (104,926)      (111,064)       (38,148)
                                                      -----------        -------        -------        -------
     Realized gain (loss) on investments ..........        32,703          3,439         (5,075)           301
  Change in unrealized gain (loss) on investments .        77,744         61,961         (4,500)        (5,894)
                                                      -----------        -------        -------        -------
     Net gain (loss) on investments ...............       110,447         65,400         (9,575)        (5,593)
                                                      -----------        -------        -------        -------
  Reinvested capital gains ........................        14,262          1,147         30,801          8,351
                                                      -----------        -------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       112,829         66,917         24,844          4,545
                                                      -----------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     1,120,026        301,616        167,111        123,154
  Transfers between funds .........................       268,875        367,247         12,770         63,401
  Redemptions .....................................       (61,137)       (18,608)       (16,459)       (31,225)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (1,336)          (113)          (285)            (9)
  Contingent deferred sales charges (note 2) ......          (776)           (36)          (608)             -
  Adjustments to maintain reserves ................         1,699            273            257            (50)
                                                      -----------        -------        -------        -------
       Net equity transactions ....................     1,327,351        650,379        162,786        155,271
                                                      -----------        -------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,440,180        717,296        187,630        159,816
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       717,296              -        159,816              -
                                                      -----------        -------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 2,157,476        717,296        347,446        159,816
                                                      ===========        =======        =======        =======

                                                                Dry500Ix                      Dry3dCen
                                                        -------------------------      ------------------------
                                                           1999            1998          1999           1998
                                                        ----------     ----------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $   173,479        120,795              -              -
  Mortality, expense and administration
     charges (note 2) .............................       (233,441)      (129,044)       (18,115)       (11,355)
                                                        ----------     ----------      ---------      ---------
     Net investment activity ......................        (59,962)        (8,249)       (18,115)       (11,355)
                                                        ----------     ----------      ---------      ---------

  Proceeds from mutual fund shares sold ...........      2,358,016      2,847,389        375,085        277,680
  Cost of mutual fund shares sold .................     (1,459,171)    (2,101,605)      (296,561)      (215,841)
                                                        ----------     ----------      ---------      ---------
     Realized gain (loss) on investments ..........        898,845        745,784         78,524         61,839
  Change in unrealized gain (loss) on investments .      2,071,050      1,493,487        172,373         68,617
                                                        ----------     ----------      ---------      ---------
     Net gain (loss) on investments ...............      2,969,895      2,239,271        250,897        130,456
                                                        ----------     ----------      ---------      ---------
  Reinvested capital gains ........................        277,023          2,453        160,139        106,354
                                                        ----------     ----------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      3,186,956      2,233,475        392,921        225,455
                                                        ----------     ----------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      7,439,433      3,936,518        689,809        195,911
  Transfers between funds .........................      1,823,273          1,528       (117,085)         7,991
  Redemptions .....................................     (1,042,505)    (1,319,672)       (75,336)       (70,148)
  Annuity benefits ................................              -              -              -              -
  Annual contract maintenance charge (note 2) .....        (19,905)        (8,663)        (1,871)        (1,341)
  Contingent deferred sales charges (note 2) ......        (20,042)       (28,571)        (1,220)        (2,211)
  Adjustments to maintain reserves ................            166             51             29              1
                                                        ----------     ----------      ---------      ---------
       Net equity transactions ....................      8,180,420      2,581,191        494,326        130,203
                                                        ----------     ----------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     11,367,376      4,814,666        887,247        355,658
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     12,445,816      7,631,150      1,077,131        721,473
                                                        ----------     ----------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $23,813,192     12,445,816      1,964,378      1,077,131
                                                        ==========     ==========      =========      =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                EvIncGro                       FedHiYld
                                                      --------------------------        ----------------------
                                                          1999            1998            1999           1998
                                                      -----------      ---------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    66,966         53,014         43,451         10,742
  Mortality, expense and administration
     charges (note 2) .............................       (17,674)       (15,523)        (6,405)        (1,643)
                                                      -----------      ---------        -------        -------
     Net investment activity ......................        49,292         37,491         37,046          9,099
                                                      -----------      ---------        -------        -------

  Proceeds from mutual fund shares sold ...........       242,571        141,082        454,839          6,112
  Cost of mutual fund shares sold .................      (214,601)      (121,276)      (459,193)        (6,420)
                                                      -----------      ---------        -------        -------
     Realized gain (loss) on investments ..........        27,970         19,806         (4,354)          (308)
  Change in unrealized gain (loss) on investments .        85,128       (202,823)       (34,463)         2,169
                                                      -----------      ---------        -------        -------
     Net gain (loss) on investments ...............       113,098       (183,017)       (38,817)         1,861
                                                      -----------      ---------        -------        -------
  Reinvested capital gains ........................        25,558        119,607              -              -
                                                      -----------      ---------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       187,948        (25,919)        (1,771)        10,960
                                                      -----------      ---------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       181,434        529,511        155,180         52,736
  Transfers between funds .........................      (160,727)        (1,596)      (131,704)       427,826
  Redemptions .....................................       (70,401)      (329,204)       (12,620)        (2,247)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (1,050)          (584)          (242)           (13)
  Contingent deferred sales charges (note 2) ......          (619)          (286)          (184)           (46)
  Adjustments to maintain reserves ................             7              3            456            162
                                                      -----------      ---------        -------        -------
       Net equity transactions ....................       (51,356)       197,844         10,886        478,418
                                                      -----------      ---------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       136,592        171,925          9,115        489,378
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,281,506      1,109,581        489,378              -
                                                      -----------      ---------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,418,098      1,281,506        498,493        489,378
                                                      ===========      =========        =======        =======

                                                                 FedBdFd                        FABal
                                                        ------------------------      -------------------------
                                                          1999            1998          1999            1998
                                                        ---------      ---------      ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  102,995         63,263         22,784         11,502
  Mortality, expense and administration
     charges (note 2) .............................       (18,422)       (11,793)       (11,737)        (4,942)
                                                        ---------      ---------      ---------        -------
     Net investment activity ......................        84,573         51,470         11,047          6,560
                                                        ---------      ---------      ---------        -------

  Proceeds from mutual fund shares sold ...........       458,722         87,912        239,744        463,667
  Cost of mutual fund shares sold .................      (482,630)       (85,985)      (254,691)      (435,638)
                                                        ---------      ---------      ---------        -------
     Realized gain (loss) on investments ..........       (23,908)         1,927        (14,947)        28,029
  Change in unrealized gain (loss) on investments .      (109,895)       (22,462)       (15,270)       (21,984)
                                                        ---------      ---------      ---------        -------
     Net gain (loss) on investments ...............      (133,803)       (20,535)       (30,217)         6,045
                                                        ---------      ---------      ---------        -------
  Reinvested capital gains ........................             -              -         49,976         35,081
                                                        ---------      ---------      ---------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (49,230)        30,935         30,806         47,686
                                                        ---------      ---------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       519,407        217,429        973,573        285,138
  Transfers between funds .........................       (25,840)       627,230        (70,703)       (26,713)
  Redemptions .....................................       (98,914)       (41,428)       (66,271)       (15,263)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....          (719)          (198)        (1,130)          (415)
  Contingent deferred sales charges (note 2) ......        (1,002)            (1)        (1,134)          (539)
  Adjustments to maintain reserves ................            34             (3)            (6)           (12)
                                                        ---------      ---------      ---------        -------
       Net equity transactions ....................       392,966        803,029        834,329        242,196
                                                        ---------      ---------      ---------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       343,736        833,964        865,135        289,882
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,205,464        371,500        465,370        175,488
                                                        ---------      ---------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $1,549,200      1,205,464      1,330,505        465,370
                                                        =========      =========      =========        =======

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                               FAEqInc                        FAGrOpp
                                                      --------------------------      ------------------------
                                                          1999            1998          1999             1998
                                                      -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    11,115         10,023         66,016         48,032
  Mortality, expense and administration
     charges (note 2) .............................       (24,189)       (18,599)      (110,141)       (78,505)
                                                      -----------      ---------      ---------      ---------
     Net investment activity ......................       (13,074)        (8,576)       (44,125)       (30,473)
                                                      -----------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........       470,946        319,587        750,181      1,353,752
  Cost of mutual fund shares sold .................      (369,273)      (238,766)      (555,496)    (1,094,861)
                                                      -----------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........       101,673         80,821        194,685        258,891
  Change in unrealized gain (loss) on investments .      (264,494)        55,249       (845,688)       732,635
                                                      -----------      ---------      ---------      ---------
     Net gain (loss) on investments ...............      (162,821)       136,070       (651,003)       991,526
                                                      -----------      ---------      ---------      ---------
  Reinvested capital gains ........................       211,430         71,848        900,042        251,548
                                                      -----------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        35,535        199,342        204,914      1,212,601
                                                      -----------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       582,052        451,869      2,517,631      1,711,707
  Transfers between funds .........................      (215,278)        35,389       (189,059)       (64,906)
  Redemptions .....................................       (61,176)      (185,723)      (470,392)      (359,563)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (2,401)        (1,384)        (9,262)        (5,519)
  Contingent deferred sales charges (note 2) ......        (1,758)        (1,588)        (8,286)        (6,868)
  Adjustments to maintain reserves ................            (6)            (6)           (60)            44
                                                      -----------      ---------      ---------      ---------
       Net equity transactions ....................       301,433        298,557      1,840,572      1,274,895
                                                      -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       336,968        497,899      2,045,486      2,487,496
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,708,319      1,210,420      7,285,888      4,798,392
                                                      -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 2,045,287      1,708,319      9,331,374      7,285,888
                                                      ===========      =========      =========      =========

                                                                FAHiYld                       FidAsMgr
                                                        ------------------------      ------------------------
                                                           1999           1998           1999           1998
                                                        ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  221,385        255,735        153,886        117,170
  Mortality, expense and administration
     charges (note 2) .............................       (37,448)       (38,336)       (62,792)       (49,446)
                                                        ---------      ---------      ---------      ---------
     Net investment activity ......................       183,937        217,399         91,094         67,724
                                                        ---------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........     1,055,487      1,050,322        547,891        896,828
  Cost of mutual fund shares sold .................    (1,168,248)    (1,032,112)      (486,585)      (671,236)
                                                        ---------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........      (112,761)        18,210         61,306        225,592
  Change in unrealized gain (loss) on investments .       125,442       (349,860)       212,814       (393,169)
                                                        ---------      ---------      ---------      ---------
     Net gain (loss) on investments ...............        12,681       (331,650)       274,120       (167,577)
                                                        ---------      ---------      ---------      ---------
  Reinvested capital gains ........................             -         31,024        212,824        626,712
                                                        ---------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       196,618        (83,227)       578,038        526,859
                                                        ---------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       591,358        814,267      1,304,975        740,021
  Transfers between funds .........................      (367,666)      (223,421)      (138,610)       (76,681)
  Redemptions .....................................      (273,085)      (195,080)      (274,660)      (694,794)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (2,284)        (1,287)        (3,895)        (2,816)
  Contingent deferred sales charges (note 2) ......        (2,121)        (3,651)        (4,736)       (16,506)
  Adjustments to maintain reserves ................        (2,747)           446            176             21
                                                        ---------      ---------      ---------      ---------
       Net equity transactions ....................       (56,545)       391,274        883,250        (50,755)
                                                        ---------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       140,073        308,047      1,461,288        476,104
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     2,800,745      2,492,698      4,144,138      3,668,034
                                                        ---------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $2,940,818      2,800,745      5,605,426      4,144,138
                                                        =========      =========      =========      =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                              FidCapInc                       FidEqInc
                                                      --------------------------     -------------------------
                                                          1999           1998           1999           1998
                                                      -----------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    92,610        117,272        233,896        269,798
  Mortality, expense and administration
     charges (note 2) .............................       (14,582)       (16,266)      (218,755)      (229,390)
                                                      -----------      ---------     ----------     ----------
     Net investment activity ......................        78,028        101,006         15,141         40,408
                                                      -----------      ---------     ----------     ----------

  Proceeds from mutual fund shares sold ...........       379,568        139,878      3,397,056      3,943,497
  Cost of mutual fund shares sold .................      (355,475)      (116,142)    (1,867,367)    (2,379,246)
                                                      -----------      ---------     ----------     ----------
     Realized gain (loss) on investments ..........        24,093         23,736      1,529,689      1,564,251
  Change in unrealized gain (loss) on investments .       (14,514)      (112,592)    (2,022,662)      (528,172)
                                                      -----------      ---------     ----------     ----------
     Net gain (loss) on investments ...............         9,579        (88,856)      (492,973)     1,036,079
                                                      -----------      ---------     ----------     ----------
  Reinvested capital gains ........................        40,370         32,589      1,446,910        735,781
                                                      -----------      ---------     ----------     ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       127,977         44,739        969,078      1,812,268
                                                      -----------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................             -          1,897      1,545,727      1,203,569
  Transfers between funds .........................      (123,285)        (8,199)    (1,091,107)    (1,030,099)
  Redemptions .....................................      (238,589)      (112,832)    (2,329,777)    (2,317,284)
  Annuity benefits ................................        (1,625)        (1,566)        (5,247)        (4,684)
  Annual contract maintenance charge (note 2) .....        (1,525)        (1,764)       (18,301)       (17,633)
  Contingent deferred sales charges (note 2) ......          (146)          (290)       (11,982)       (13,552)
  Adjustments to maintain reserves ................          (386)           144            189           (186)
                                                      -----------      ---------     ----------     ----------
       Net equity transactions ....................      (365,556)      (122,610)    (1,910,498)    (2,179,869)
                                                      -----------      ---------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (237,579)       (77,871)      (941,420)      (367,601)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,211,457      1,289,328     17,076,425     17,444,026
                                                      -----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   973,878      1,211,457     16,135,005     17,076,425
                                                      ===========      =========     ==========     ==========

                                                                FidMgIn                      FidPurtn
                                                       -------------------------     -------------------------
                                                          1999           1998          1999            1998
                                                       ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   186,247        117,953        473,978        443,211
  Mortality, expense and administration
     charges (note 2) .............................      (396,210)      (234,858)      (193,771)      (173,935)
                                                       ----------     ----------     ----------     ----------
     Net investment activity ......................      (209,963)      (116,905)       280,207        269,276
                                                       ----------     ----------     ----------     ----------

  Proceeds from mutual fund shares sold ...........     1,663,128      1,944,713      2,724,132      1,884,862
  Cost of mutual fund shares sold .................    (1,134,531)    (1,734,936)    (2,380,613)    (1,482,526)
                                                       ----------     ----------     ----------     ----------
     Realized gain (loss) on investments ..........       528,597        209,777        343,519        402,336
  Change in unrealized gain (loss) on investments .     3,321,891      4,084,520     (1,141,665)       177,749
                                                       ----------     ----------     ----------     ----------
     Net gain (loss) on investments ...............     3,850,488      4,294,297       (798,146)       580,085
                                                       ----------     ----------     ----------     ----------
  Reinvested capital gains ........................     2,703,524        884,756        726,332      1,012,923
                                                       ----------     ----------     ----------     ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     6,344,049      5,062,148        208,393      1,862,284
                                                       ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................    10,193,949      4,957,504      3,005,029      2,895,054
  Transfers between funds .........................     1,114,670       (286,839)    (2,047,732)      (942,420)
  Redemptions .....................................    (1,510,513)    (1,512,760)      (794,957)    (1,263,833)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....       (23,202)       (16,887)       (10,523)        (9,022)
  Contingent deferred sales charges (note 2) ......       (31,378)       (31,705)       (14,389)       (23,520)
  Adjustments to maintain reserves ................         4,877            251             (1)            89
                                                       ----------     ----------     ----------     ----------
       Net equity transactions ....................     9,748,403      3,109,564        137,427        656,348
                                                       ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............    16,092,452      8,171,712        345,820      2,518,632
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    22,752,524     14,580,812     14,377,391     11,858,759
                                                       ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $38,844,976     22,752,524     14,723,211     14,377,391
                                                       ==========     ==========     ==========     ==========

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                FidVIPHI                      FranMutSer
                                                      --------------------------        ----------------------
                                                          1999             1998           1999           1998
                                                      -----------        -------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    11,245         19,285          4,394          3,923
  Mortality, expense and administration
     charges (note 2) .............................        (1,576)        (2,858)        (3,723)        (1,297)
                                                      -----------        -------        -------        -------
     Net investment activity ......................         9,669         16,427            671          2,626
                                                      -----------        -------        -------        -------

  Proceeds from mutual fund shares sold ...........        24,023        146,537        158,518         34,211
  Cost of mutual fund shares sold .................       (22,141)      (137,310)      (161,602)       (39,523)
                                                      -----------        -------        -------        -------
     Realized gain (loss) on investments ..........         1,882          9,227         (3,084)        (5,312)
  Change in unrealized gain (loss) on investments .        (4,341)       (46,265)         9,018        (16,432)
                                                      -----------        -------        -------        -------
     Net gain (loss) on investments ...............        (2,459)       (37,038)         5,934        (21,744)
                                                      -----------        -------        -------        -------
  Reinvested capital gains ........................           420         12,254         20,109         10,640
                                                      -----------        -------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         7,630         (8,357)        26,714         (8,478)
                                                      -----------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................             -              -         89,498        151,888
  Transfers between funds .........................       (22,367)      (132,120)        27,444         43,975
  Redemptions .....................................             -        (11,242)       (37,866)        (1,472)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....           (77)          (110)          (623)           (16)
  Contingent deferred sales charges (note 2) ......             -              -           (531)             -
  Adjustments to maintain reserves ................            (9)            (4)           267             96
                                                      -----------        -------        -------        -------
       Net equity transactions ....................       (22,453)      (143,476)        78,189        194,471
                                                      -----------        -------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (14,823)      (151,833)       104,903        185,993
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       121,339        273,172        185,993              -
                                                      -----------        -------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   106,516        121,339        290,896        185,993
                                                      ===========        =======        =======        =======

                                                                InvDynam                     JanFund
                                                        ------------------------    -------------------------
                                                           1999           1998         1999            1998
                                                        ---------      ---------    ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $        -              -             -         13,196
  Mortality, expense and administration
     charges (note 2) .............................       (14,436)             -      (136,357)       (59,083)
                                                        ---------      ---------    ----------      ---------
     Net investment activity ......................       (14,436)             -      (136,357)       (45,887)
                                                        ---------      ---------    ----------      ---------

  Proceeds from mutual fund shares sold ...........       177,186              -     1,467,695        630,648
  Cost of mutual fund shares sold .................      (145,218)             -      (948,993)      (554,019)
                                                        ---------      ---------    ----------      ---------
     Realized gain (loss) on investments ..........        31,968              -       518,702         76,629
  Change in unrealized gain (loss) on investments .       737,993              -     2,229,356      1,321,824
                                                        ---------      ---------    ----------      ---------
     Net gain (loss) on investments ...............       769,961              -     2,748,058      1,398,453
                                                        ---------      ---------    ----------      ---------
  Reinvested capital gains ........................       127,810              -     1,754,780        144,449
                                                        ---------      ---------    ----------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       883,335              -     4,366,481      1,497,015
                                                        ---------      ---------    ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       751,995              -     4,413,201      1,312,739
  Transfers between funds .........................     2,002,769              -     3,096,905        123,452
  Redemptions .....................................       (92,753)             -      (585,095)      (273,851)
  Annuity benefits ................................             -              -             -              -
  Annual contract maintenance charge (note 2) .....          (384)             -        (9,108)        (3,757)
  Contingent deferred sales charges (note 2) ......        (2,881)             -       (11,511)        (5,439)
  Adjustments to maintain reserves ................         1,470              -           200             87
                                                        ---------      ---------    ----------      ---------
       Net equity transactions ....................     2,660,216              -     6,904,592      1,153,231
                                                        ---------      ---------    ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     3,543,551              -    11,271,073      2,650,246
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......             -              -     6,097,880      3,447,634
                                                        ---------      ---------    ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $3,543,551              -    17,368,953      6,097,880
                                                        =========      =========    ==========      =========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                Jan20Fd                        JanWrldwde
                                                      ----------------------------      --------------------------
                                                           1999            1998            1999             1998
                                                      ------------      ----------      ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    110,311          42,176           6,195          27,824
  Mortality, expense and administration
     charges (note 2) .............................       (409,436)       (127,040)       (144,113)        (73,506)
                                                      ------------      ----------      ----------       ---------
     Net investment activity ......................       (299,125)        (84,864)       (137,918)        (45,682)
                                                      ------------      ----------      ----------       ---------

  Proceeds from mutual fund shares sold ...........      3,443,884       2,274,301         805,632       1,326,534
  Cost of mutual fund shares sold .................     (1,567,343)     (1,711,517)       (502,006)     (1,091,427)
                                                      ------------      ----------      ----------       ---------
     Realized gain (loss) on investments ..........      1,876,541         562,784         303,626         235,107
  Change in unrealized gain (loss) on investments .     13,558,639       5,023,354       6,168,659         896,338
                                                      ------------      ----------      ----------       ---------
     Net gain (loss) on investments ...............     15,435,180       5,586,138       6,472,285       1,131,445
                                                      ------------      ----------      ----------       ---------
  Reinvested capital gains ........................      2,382,851          91,123         300,343               -
                                                      ------------      ----------      ----------       ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     17,518,906       5,592,397       6,634,710       1,085,763
                                                      ------------      ----------      ----------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     15,989,396       3,053,816       4,872,858       2,138,597
  Transfers between funds .........................      4,959,838       2,754,222       1,138,194         111,111
  Redemptions .....................................     (2,382,467)       (867,882)       (590,624)       (301,152)
  Annuity benefits ................................              -               -               -               -
  Annual contract maintenance charge (note 2) .....        (25,581)         (8,378)        (11,238)         (5,392)
  Contingent deferred sales charges (note 2) ......        (54,887)        (17,610)         (9,166)         (6,090)
  Adjustments to maintain reserves ................          1,173             447             520              70
                                                      ------------      ----------      ----------       ---------
       Net equity transactions ....................     18,487,472       4,914,615       5,400,544       1,937,144
                                                      ------------      ----------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     36,006,378      10,507,012      12,035,254       3,022,907
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     16,416,311       5,909,299       6,997,578       3,974,671
                                                      ------------      ----------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 52,422,689      16,416,311      19,032,832       6,997,578
                                                      ============      ==========      ==========       =========


                                                                LazSmCap                        MFSWdGvt
                                                         -----------------------        -----------------------
                                                           1999           1998            1999            1998
                                                         -------        --------        -------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $    188               -         38,704          46,268
  Mortality, expense and administration
     charges (note 2) .............................         (634)              -         (8,112)         (9,446)
                                                         -------        --------        -------         -------
     Net investment activity ......................         (446)              -         30,592          36,822
                                                         -------        --------        -------         -------

  Proceeds from mutual fund shares sold ...........       72,252               -        306,136         254,224
  Cost of mutual fund shares sold .................      (70,119)              -       (330,879)       (271,092)
                                                         -------        --------        -------         -------
     Realized gain (loss) on investments ..........        2,133               -        (24,743)        (16,868)
  Change in unrealized gain (loss) on investments .       (6,204)              -        (36,873)         (1,563)
                                                         -------        --------        -------         -------
     Net gain (loss) on investments ...............       (4,071)              -        (61,616)        (18,431)
                                                         -------        --------        -------         -------
  Reinvested capital gains ........................        6,007               -              -               -
                                                         -------        --------        -------         -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        1,490               -        (31,024)         18,391
                                                         -------        --------        -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       95,307               -         58,963          53,676
  Transfers between funds .........................       85,026             454       (138,762)         10,990
  Redemptions .....................................            -               -       (122,666)        (84,094)
  Annuity benefits ................................            -               -         (2,456)         (2,578)
  Annual contract maintenance charge (note 2) .....           (9)              -           (910)         (1,081)
  Contingent deferred sales charges (note 2) ......            -               -         (1,236)           (962)
  Adjustments to maintain reserves ................         (298)             16           (319)            273
                                                         -------        --------        -------         -------
       Net equity transactions ....................      180,026             470       (207,386)        (23,776)
                                                         -------        --------        -------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      181,516             470       (238,410)         (5,385)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          470               -        756,404         761,789
                                                         -------        --------        -------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $181,986             470        517,994         756,404
                                                         =======        ========        =======         =======

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 NWBdFd                        NWFund
                                                      --------------------------      ------------------------
                                                          1999             1998          1999            1998
                                                      -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    95,233         93,677         65,302         58,065
  Mortality, expense and administration
     charges (note 2) .............................       (20,947)       (20,893)      (109,757)       (79,929)
                                                      -----------      ---------      ---------      ---------
     Net investment activity ......................        74,286         72,784        (44,455)       (21,864)
                                                      -----------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........       630,227        536,549      1,690,158      2,006,814
  Cost of mutual fund shares sold .................      (628,048)      (509,194)    (1,037,842)    (1,061,945)
                                                      -----------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........         2,179         27,355        652,316        944,869
  Change in unrealized gain (loss) on investments .      (143,935)         2,462     (1,224,488)       168,811
                                                      -----------      ---------      ---------      ---------
     Net gain (loss) on investments ...............      (141,756)        29,817       (572,172)     1,113,680
                                                      -----------      ---------      ---------      ---------
  Reinvested capital gains ........................             -              -        523,109        351,018
                                                      -----------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (67,470)       102,601        (93,518)     1,442,834
                                                      -----------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       464,741        373,966      3,211,265      2,518,633
  Transfers between funds .........................      (177,367)      (106,283)      (778,608)       286,664
  Redemptions .....................................      (241,981)      (479,980)    (1,208,864)    (1,272,428)
  Annuity benefits ................................           (18)          (214)          (152)        (1,645)
  Annual contract maintenance charge (note 2) .....        (1,330)        (1,293)       (12,189)        (5,526)
  Contingent deferred sales charges (note 2) ......        (2,347)          (972)        (6,961)        (5,815)
  Adjustments to maintain reserves ................        (1,974)            59        (17,167)          (970)
                                                      -----------      ---------      ---------      ---------
       Net equity transactions ....................        39,724       (214,717)     1,187,324      1,518,913
                                                      -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (27,746)      (112,116)     1,093,806      2,961,747
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,601,069      1,713,185      7,462,477      4,500,730
                                                      -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,573,323      1,601,069      8,556,283      7,462,477
                                                      ===========      =========      =========      =========

                                                                 NWGroFd                      NWIndxFdR
                                                        ------------------------        ----------------------
                                                           1999            1998           1999         1998
                                                        ---------      ---------        -------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    6,354          5,977            777              -
  Mortality, expense and administration
     charges (note 2) .............................       (46,039)       (53,844)        (1,327)             -
                                                        ---------      ---------        -------      ---------
     Net investment activity ......................       (39,685)       (47,867)          (550)             -
                                                        ---------      ---------        -------      ---------

  Proceeds from mutual fund shares sold ...........       980,126      2,457,885          4,536              -
  Cost of mutual fund shares sold .................      (686,099)    (1,632,831)        (4,303)             -
                                                        ---------      ---------        -------      ---------
     Realized gain (loss) on investments ..........       294,027        825,054            233              -
  Change in unrealized gain (loss) on investments .      (202,135)      (146,456)        21,131              -
                                                        ---------      ---------        -------      ---------
     Net gain (loss) on investments ...............        91,892        678,598         21,364              -
                                                        ---------      ---------        -------      ---------
  Reinvested capital gains ........................       442,086        224,429            341              -
                                                        ---------      ---------        -------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       494,293        855,160         21,155              -
                                                        ---------      ---------        -------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       496,793        390,995        175,404              -
  Transfers between funds .........................       (71,634)      (150,263)        15,317              -
  Redemptions .....................................      (886,886)    (1,950,035)        (1,003)             -
  Annuity benefits ................................          (141)        (1,563)             -              -
  Annual contract maintenance charge (note 2) .....        (4,494)        (3,472)           (10)             -
  Contingent deferred sales charges (note 2) ......        (3,288)        (4,096)           (19)             -
  Adjustments to maintain reserves ................       (18,658)           524            103              -
                                                        ---------      ---------        -------      ---------
       Net equity transactions ....................      (488,308)    (1,717,910)       189,792              -
                                                        ---------      ---------        -------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         5,985       (862,750)       210,947              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     3,543,989      4,406,739              -              -
                                                        ---------      ---------        -------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $3,549,974      3,543,989        210,947              -
                                                        =========      =========        =======      =========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 NWMyMkt                           NWUSGvt
                                                      ----------------------------         -----------------------
                                                          1999             1998             1999            1998
                                                      ------------      ----------         -------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    542,690         461,473          27,163          14,221
  Mortality, expense and administration
     charges (note 2) .............................       (154,492)       (122,488)         (6,715)         (3,754)
                                                      ------------      ----------         -------         -------
     Net investment activity ......................        388,198         338,985          20,448          10,467
                                                      ------------      ----------         -------         -------

  Proceeds from mutual fund shares sold ...........     16,488,282      13,390,890         758,992         370,513
  Cost of mutual fund shares sold .................    (16,488,282)    (13,390,890)       (788,734)       (365,796)
                                                      ------------      ----------         -------         -------
     Realized gain (loss) on investments ..........              -               -         (29,742)          4,717
  Change in unrealized gain (loss) on investments .              -               -         (13,433)         (8,808)
                                                      ------------      ----------         -------         -------
     Net gain (loss) on investments ...............              -               -         (43,175)         (4,091)
                                                      ------------      ----------         -------         -------
  Reinvested capital gains ........................              -               -           1,715           3,694
                                                      ------------      ----------         -------         -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        388,198         338,985         (21,012)         10,070
                                                      ------------      ----------         -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      6,833,790       6,108,738         612,619         292,897
  Transfers between funds .........................     (1,084,885)        188,506        (477,996)        147,064
  Redemptions .....................................     (3,242,473)     (2,839,314)       (191,094)         (7,884)
  Annuity benefits ................................           (377)         (1,725)              -               -
  Annual contract maintenance charge (note 2) .....        (10,508)         (8,599)           (431)           (162)
  Contingent deferred sales charges (note 2) ......        (73,053)        (48,336)           (193)           (105)
  Adjustments to maintain reserves ................        (16,045)          1,133              (4)            796
                                                      ------------      ----------         -------         -------
       Net equity transactions ....................      2,406,449       3,400,403         (57,099)        432,606
                                                      ------------      ----------         -------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      2,794,647       3,739,388         (78,111)        442,676
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     11,504,938       7,765,550         517,836          75,160
                                                      ------------      ----------         -------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 14,299,585      11,504,938         439,725         517,836
                                                      ============      ==========         =======         =======


                                                                  NBGenesTr                     NBGuardTr
                                                          -----------------------       -------------------------
                                                            1999            1998           1999           1998
                                                          -------         -------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $  3,514           3,629          56,088          43,561
  Mortality, expense and administration
     charges (note 2) .............................        (9,160)         (5,221)        (93,699)       (102,643)
                                                          -------         -------       ---------       ---------
     Net investment activity ......................        (5,646)         (1,592)        (37,611)        (59,082)
                                                          -------         -------       ---------       ---------

  Proceeds from mutual fund shares sold ...........       325,288          46,166       2,233,501       1,421,419
  Cost of mutual fund shares sold .................      (380,896)        (51,966)     (2,271,244)     (1,295,137)
                                                          -------         -------       ---------       ---------
     Realized gain (loss) on investments ..........       (55,608)         (5,800)        (37,743)        126,282
  Change in unrealized gain (loss) on investments .        81,946         (47,655)     (1,012,384)     (1,131,594)
                                                          -------         -------       ---------       ---------
     Net gain (loss) on investments ...............        26,338         (53,455)     (1,050,127)     (1,005,312)
                                                          -------         -------       ---------       ---------
  Reinvested capital gains ........................             -           6,048       1,578,197       1,110,714
                                                          -------         -------       ---------       ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        20,692         (48,999)        490,459          46,320
                                                          -------         -------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       203,802         361,520       1,262,107       1,484,830
  Transfers between funds .........................      (115,862)        323,146      (1,868,774)     (1,057,014)
  Redemptions .....................................       (56,722)        (10,080)       (389,152)       (595,129)
  Annuity benefits ................................             -               -               -               -
  Annual contract maintenance charge (note 2) .....          (598)            (57)         (5,549)         (5,098)
  Contingent deferred sales charges (note 2) ......        (1,250)            (76)         (9,654)         (8,659)
  Adjustments to maintain reserves ................         1,911             267          12,098              (9)
                                                          -------         -------       ---------       ---------
       Net equity transactions ....................        31,281         674,720        (998,924)       (181,079)
                                                          -------         -------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        51,973         625,721        (508,465)       (134,759)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       625,721               -       7,499,816       7,634,575
                                                          -------         -------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      $677,694         625,721       6,991,351       7,499,816
                                                          =======         =======       =========       =========

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                 NBLtdMat                     NBPartFd
                                                      --------------------------      ------------------------
                                                          1999             1998         1999            1998
                                                      -----------        -------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    79,478         50,742         89,413              -
  Mortality, expense and administration
     charges (note 2) .............................       (16,850)       (11,240)      (114,287)      (112,673)
                                                      -----------        -------      ---------      ---------
     Net investment activity ......................        62,628         39,502        (24,874)      (112,673)
                                                      -----------        -------      ---------      ---------

  Proceeds from mutual fund shares sold ...........       589,165        212,801      2,342,834      1,369,375
  Cost of mutual fund shares sold .................      (612,091)      (213,183)    (2,220,647)    (1,169,514)
                                                      -----------        -------      ---------      ---------
     Realized gain (loss) on investments ..........       (22,926)          (382)       122,187        199,861
  Change in unrealized gain (loss) on investments .       (39,222)       (12,717)      (502,155)      (542,191)
                                                      -----------        -------      ---------      ---------
     Net gain (loss) on investments ...............       (62,148)       (13,099)      (379,968)      (342,330)
                                                      -----------        -------      ---------      ---------
  Reinvested capital gains ........................             -              -        955,799        808,960
                                                      -----------        -------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           480         26,403        550,957        353,957
                                                      -----------        -------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       761,986        348,091      1,159,627      3,047,800
  Transfers between funds .........................      (234,865)      (146,743)    (2,302,271)      (551,497)
  Redemptions .....................................       (57,835)       (31,227)      (459,594)      (922,110)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....          (701)          (396)       (10,544)        (7,349)
  Contingent deferred sales charges (note 2) ......          (314)          (183)        (9,682)       (18,634)
  Adjustments to maintain reserves ................           321            225             30            (27)
                                                      -----------        -------      ---------      ---------
       Net equity transactions ....................       468,592        169,767     (1,622,434)     1,548,183
                                                      -----------        -------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       469,072        196,170     (1,071,477)     1,902,140
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       981,318        785,148      9,328,976      7,426,836
                                                      -----------        -------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,450,390        981,318      8,257,499      9,328,976
                                                      ===========        =======      =========      =========

                                                                  OppGlob                      PhxBalFd
                                                         -------------------------      ------------------------
                                                            1999            1998          1999            1998
                                                         ----------      ---------      ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $    61,855         61,774         21,606         18,333
  Mortality, expense and administration
     charges (note 2) .............................        (108,929)       (85,201)       (11,945)        (9,786)
                                                         ----------      ---------      ---------        -------
     Net investment activity ......................         (47,074)       (23,427)         9,661          8,547
                                                         ----------      ---------      ---------        -------

  Proceeds from mutual fund shares sold ...........       2,303,088      2,675,792         78,572        143,908
  Cost of mutual fund shares sold .................      (2,056,611)    (2,232,654)       (72,900)      (144,310)
                                                         ----------      ---------      ---------        -------
     Realized gain (loss) on investments ..........         246,477        443,138          5,672           (402)
  Change in unrealized gain (loss) on investments .       3,280,514       (210,371)        13,459         80,132
                                                         ----------      ---------      ---------        -------
     Net gain (loss) on investments ...............       3,526,991        232,767         19,131         79,730
                                                         ----------      ---------      ---------        -------
  Reinvested capital gains ........................         715,136        475,445         60,704         29,498
                                                         ----------      ---------      ---------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       4,195,053        684,785         89,496        117,775
                                                         ----------      ---------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       1,227,953      1,551,016        202,683        143,962
  Transfers between funds .........................        (348,998)       (79,722)         8,440        (31,417)
  Redemptions .....................................        (430,714)      (562,042)       (33,653)       (95,632)
  Annuity benefits ................................               -              -              -              -
  Annual contract maintenance charge (note 2) .....          (7,116)        (5,709)        (1,030)          (749)
  Contingent deferred sales charges (note 2) ......          (7,553)       (12,575)          (665)        (1,821)
  Adjustments to maintain reserves ................          (7,592)        (5,842)            50             (7)
                                                         ----------      ---------      ---------        -------
       Net equity transactions ....................         425,980        885,126        175,825         14,336
                                                         ----------      ---------      ---------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       4,621,033      1,569,911        265,321        132,111
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       7,265,693      5,695,782        795,875        663,764
                                                         ----------      ---------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $11,886,726      7,265,693      1,061,196        795,875
                                                         ==========      =========      =========        =======


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                              PrBal                   PrInt               PrLgCpGro
                                                      --------------------     ------------------     ------------------
                                                        1999        1998        1999         1998      1999        1998
                                                      --------     -------     ------       -----     ------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     42           -         17           -          -           -
  Mortality, expense and administration
     charges (note 2) .............................        (18)          -       (116)          -        (57)          -
                                                      --------     -------     ------       -----     ------      ------
     Net investment activity ......................         24           -        (99)          -        (57)          -
                                                      --------     -------     ------       -----     ------      ------

  Proceeds from mutual fund shares sold ...........        746           -      3,276           -      1,499           -
  Cost of mutual fund shares sold .................       (753)          -     (3,226)          -     (1,519)          -
                                                      --------     -------     ------       -----     ------      ------
     Realized gain (loss) on investments ..........         (7)          -         50           -        (20)          -
  Change in unrealized gain (loss) on investments .         96           -      3,405           -      2,702           -
                                                      --------     -------     ------       -----     ------      ------
     Net gain (loss) on investments ...............         89           -      3,455           -      2,682           -
                                                      --------     -------     ------       -----     ------      ------
  Reinvested capital gains ........................         65           -        422           -        204           -
                                                      --------     -------     ------       -----     ------      ------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        178           -      3,778           -      2,829           -
                                                      --------     -------     ------       -----     ------      ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      4,356           -      7,086           -     13,026           -
  Transfers between funds .........................          -           -     39,644       1,815      5,224           -
  Redemptions .....................................       (692)          -          -           -     (1,378)          -
  Annuity benefits ................................          -           -          -           -          -           -
  Annual contract maintenance charge (note 2) .....          -           -         (2)          -          -           -
  Contingent deferred sales charges (note 2) ......          -           -          -           -          -           -
  Adjustments to maintain reserves ................         (5)          -        (35)          1         20           -
                                                      --------     -------     ------       -----     ------      ------
       Net equity transactions ....................      3,659           -     46,693       1,816     16,892           -
                                                      --------     -------     ------       -----     ------      ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      3,837           -     50,471       1,816     19,721           -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          -           -      1,816           -          -           -
                                                      --------     -------     ------       -----     ------      ------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $  3,837           -     52,287       1,816     19,721           -
                                                      ========     =======     ======       =====     ======      ======

                                                        PrLgCpVal
                                                     -----------------
                                                      1999      1998
                                                     -----     -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $    4           -
  Mortality, expense and administration
     charges (note 2) .............................     (3)          -
                                                     -----     -------
     Net investment activity ......................      1           -
                                                     -----     -------

  Proceeds from mutual fund shares sold ...........      3           -
  Cost of mutual fund shares sold .................     (3)          -
                                                     -----     -------
     Realized gain (loss) on investments ..........      -           -
  Change in unrealized gain (loss) on investments .    (58)          -
                                                     -----     -------
     Net gain (loss) on investments ...............    (58)          -
                                                     -----     -------
  Reinvested capital gains ........................      4           -
                                                     -----     -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........    (53)          -
                                                     -----     -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................  1,100           -
  Transfers between funds .........................      -           -
  Redemptions .....................................      -           -
  Annuity benefits ................................      -           -
  Annual contract maintenance charge (note 2) .....      -           -
  Contingent deferred sales charges (note 2) ......      -           -
  Adjustments to maintain reserves ................      -           -
                                                     -----     -------
       Net equity transactions ....................  1,100           -
                                                     -----     -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............  1,047           -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      -           -
                                                     -----     -------
CONTRACT OWNERS' EQUITY END OF PERIOD ............. $1,047           -
                                                     =====     =======

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                              PrSmCap                  STComStk                   StTotRet
                                                      ----------------------    -----------------------    -----------------------
                                                         1999          1998        1999          1998         1999        1998
                                                      ----------     -------    ---------      --------    ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        4           -            -             -            -         4,227
  Mortality, expense and administration
     charges (note 2) .............................         (226)          -       (5,395)            -      (38,412)      (22,635)
                                                      ----------     -------    ---------      --------    ---------     ---------
     Net investment activity ......................         (222)          -       (5,395)            -      (38,412)      (18,408)
                                                      ----------     -------    ---------      --------    ---------     ---------

  Proceeds from mutual fund shares sold ...........        1,495           -       60,427             -      213,377       377,041
  Cost of mutual fund shares sold .................       (1,454)          -      (57,029)            -     (158,861)     (384,883)
                                                      ----------     -------    ---------      --------    ---------     ---------
     Realized gain (loss) on investments ..........           41           -        3,398             -       54,516        (7,842)
  Change in unrealized gain (loss) on investments .        9,774           -       60,703             -      941,083       473,589
                                                      ----------     -------    ---------      --------    ---------     ---------
     Net gain (loss) on investments ...............        9,815           -       64,101             -      995,599       465,747
                                                      ----------     -------    ---------      --------    ---------     ---------
  Reinvested capital gains ........................          769           -      114,677             -      694,656        21,813
                                                      ----------     -------    ---------      --------    ---------     ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       10,362           -      173,383             -    1,651,843       469,152
                                                      ----------     -------    ---------      --------    ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       45,455           -      403,570             -    1,173,612       307,761
  Transfers between funds .........................       42,914         454      431,123             -      335,991      (207,357)
  Redemptions .....................................         (544)          -       (4,495)            -     (291,607)     (154,396)
  Annuity benefits ................................            -           -            -             -            -             -
  Annual contract maintenance charge (note 2) .....            0           -         (114)            -       (2,266)       (1,357)
  Contingent deferred sales charges (note 2) ......            -           -          (44)            -       (2,761)       (2,073)
  Adjustments to maintain reserves ................           11          12          451             -           90            34
                                                      ----------     -------    ---------      --------    ---------     ---------
       Net equity transactions ....................       87,836         466      830,491             -    1,213,059       (57,388)
                                                      ----------     -------    ---------      --------    ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       98,198         466    1,003,874             -    2,864,902       411,764
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          466           -            -             -    2,024,780     1,613,016
                                                      ----------     -------    ---------      --------    ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   98,664         466    1,003,874             -    4,889,682     2,024,780
                                                      ==========     =======    =========      ========    =========     =========

                                                              TemForFd
                                                        -----------------------
                                                          1999          1998
                                                        ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  154,634       111,484
  Mortality, expense and administration
     charges (note 2) .............................       (60,463)      (59,378)
                                                        ---------     ---------
     Net investment activity ......................        94,171        52,106
                                                        ---------     ---------

  Proceeds from mutual fund shares sold ...........     2,870,259     1,293,020
  Cost of mutual fund shares sold .................    (3,044,788)   (1,287,738)
                                                        ---------     ---------
     Realized gain (loss) on investments ..........      (174,529)        5,282
  Change in unrealized gain (loss) on investments .     1,497,360      (678,199)
                                                        ---------     ---------
     Net gain (loss) on investments ...............     1,322,831      (672,917)
                                                        ---------     ---------
  Reinvested capital gains ........................        46,781       328,019
                                                        ---------     ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     1,463,783      (292,792)
                                                        ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       818,678       917,664
  Transfers between funds .........................      (235,418)     (948,243)
  Redemptions .....................................      (244,205)     (423,401)
  Annuity benefits ................................             -             -
  Annual contract maintenance charge (note 2) .....        (4,517)       (3,898)
  Contingent deferred sales charges (note 2) ......        (3,244)       (5,931)
  Adjustments to maintain reserves ................           161           (65)
                                                        ---------     ---------
       Net equity transactions ....................       331,455      (463,874)
                                                        ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,795,238      (756,666)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     4,069,618     4,826,284
                                                        ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $5,864,856     4,069,618
                                                        =========     =========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                WPEmGro                       WPGIFxInc
                                                      --------------------------       ------------------------
                                                          1999            1998           1999            1998
                                                      -----------      ---------       --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      $         -              -          3,381          3,459
  Mortality, expense and administration
     charges (note 2) .............................       (59,051)       (61,048)          (982)          (821)
                                                      -----------      ---------       --------        -------
     Net investment activity ......................       (59,051)       (61,048)         2,399          2,638
                                                      -----------      ---------       --------        -------

  Proceeds from mutual fund shares sold ...........     1,515,362      1,097,855        248,010          8,819
  Cost of mutual fund shares sold .................    (1,258,934)      (912,250)      (248,689)        (8,789)
                                                      -----------      ---------       --------        -------
     Realized gain (loss) on investments ..........       256,428        185,605           (679)            30
  Change in unrealized gain (loss) on investments .       806,488         95,404         (4,664)         1,566
                                                      -----------      ---------       --------        -------
     Net gain (loss) on investments ...............     1,062,916        281,009         (5,343)         1,596
                                                      -----------      ---------       --------        -------
  Reinvested capital gains ........................       637,805              -              -              -
                                                      -----------      ---------       --------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     1,641,670        219,961         (2,944)         4,234
                                                      -----------      ---------       --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       873,907      1,272,369         33,961         64,115
  Transfers between funds .........................    (1,067,817)      (414,970)      (122,983)        81,989
  Redemptions .....................................      (460,638)      (547,689)          (706)          (400)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (5,091)        (3,914)          (130)            (3)
  Contingent deferred sales charges (note 2) ......        (5,813)       (13,328)           (30)           (25)
  Adjustments to maintain reserves ................            72            (10)            72             53
                                                      -----------      ---------       --------        -------
       Net equity transactions ....................      (665,380)       292,458        (89,816)       145,729
                                                      -----------      ---------       --------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       976,290        512,419        (92,760)       149,963
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     4,992,592      4,480,173        149,963              -
                                                      -----------      ---------       --------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 5,968,882      4,992,592         57,203        149,963
                                                      ===========      =========       ========        =======



See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:


           American Century: Benham Short-Term Government Fund (ACBenSTGvt) American Century: Income & Growth Fund (ACIncGro)
           American Century: Twentieth Century Growth Fund (ACTCGro)
           American Century: Twentieth Century International Growth Fund
              (ACTCIntlGr)
           American Century: Twentieth Century Ultra Fund (ACTCUltra)
           Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester
              Fund Institutional Class (DeHYBd)
           Dreyfus A Bonds Plus, Inc. (DryABds)
           Dreyfus Appreciation Fund, Inc. (DryApp)
           Dreyfus Balanced Fund, Inc. (DryBal)
           Dreyfus S&P 500 Index Fund (Dry500Ix)
           The Dreyfus Third Century Fund, Inc. (Dry3dCen)
           Evergreen Income and Growth Fund - Class Y (EvIncGro)
           Federated High Yield Trust (FedHiYld)
           Federated Investment Series Funds, Inc. - Federated Bond Fund - Class
              F (FedBdFd)
           Fidelity Advisor Balanced Fund - Class T (FABal)
           Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
           Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
           Fidelity Asset Manager(TM) (FidAsMgr)
           Fidelity Capital & Income Fund (FidCapInc)
              (not available for additional purchase payments or exchanges after May 1, 1991)
           Fidelity Equity-Income Fund (FidEqInc)
           Fidelity Magellan(R) Fund (FidMgln)
           Fidelity Puritan(R) Fund (FidPurtn)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

           Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity
              VIP);
              Fidelity VIP - High Income Portfolio (FidVIPHI)
              (not available for additional purchase payments or exchanges after December 1, 1993)
           Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class I
              (FranMutSer)
           INVESCO Dynamics Fund (InvDynam)
           Janus Fund (JanFund)
           Janus Twenty Fund (Jan20Fd)
           Janus Worldwide Fund (JanWrldwde)
           Lazard Small Cap Portfolio - Open Shares (LazSmCap)
           MFS(R) World Governments Fund - Class A (MFSWdGvt)
           Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Intermediate U.S. Government Bond Fund - Class D
              (NWUSGvt) (managed for a fee by an affiliated investment advisor) Nationwide(R) S&P 500 Index Fund - Class R (NWIndxFdR)
              (managed for a fee by an affiliated investment advisor)
           Neuberger & Berman Genesis Trust (NBGenesTr)
              (available only for contracts established prior to March 6, 1998) Neuberger & Berman Guardian Trust (NBGuardTr)
           Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
           Neuberger & Berman Partners Fund (NBPartFd)
           Oppenheimer Global Fund - Class A (OppGlob)
           Phoenix Balanced Fund Series - Class A (PhxBalFd)
           Prestige Balanced Fund - Class A (PrBal) (managed for a fee by an affiliated investment advisor)
           Prestige International Fund - Class A (PrInt) (managed for a fee by an affiliated investment advisor)
           Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
              (managed for a fee by an affiliated investment advisor)
           Prestige Large Cap Value Fund - Class A (PrLgCpVal)
              (managed for a fee by an affiliated investment advisor)
           Prestige Small Cap Fund - Class A (PrSmCap) (managed for a fee by an affiliated investment advisor)
           Strong Common Stock Fund, Inc. (StComStk)
           Strong Total Return Fund, Inc. (StTotRet)
           Templeton Foreign Fund - Class I (TemForFd)
           Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
           Warburg Pincus Global Fixed-Income Fund - Common Shares (WPGlFxInc)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, for each series, in both the accumulation and payout phases.

                                                                                                                  Annual
    Contract owners' equity represented by:                  Units          Unit Value                            Return*
                                                           ---------       ------------                         -----------
      Contracts in accumulation phase:
        American Century: Benham
        Short-Term Government Fund:
           Tax qualified ........................             87,493        $ 23.132624        $ 2,023,943            1%
        American Century: Income & Growth Fund:
           Tax qualified ........................            534,684          20.537578         10,981,114           16%
        American Century: Twentieth Century
        Growth Fund:
           Tax qualified ........................            153,919         117.667874         18,111,321           33%
        American Century: Twentieth Century
        International Growth Fund:
           Tax qualified ........................             67,212          29.892733          2,009,150           62%
        American Century: Twentieth Century
        Ultra Fund:
           Tax qualified ........................            958,510          31.115121         29,824,155           40%
        Delaware Group Delchester High-Yield
        Bond Fund, Inc.- Delchester Fund
        Institutional Class:
           Tax qualified ........................             79,605          14.244875          1,133,963           (4)%
        Dreyfus A Bonds Plus, Inc.:
           Tax qualified ........................            160,276          12.061566          1,933,180            0%
        Dreyfus Appreciation Fund, Inc.:
           Tax qualified ........................            156,211          13.811292          2,157,476            9%
        Dreyfus Balanced Fund, Inc.:
           Tax qualified ........................             29,698          11.699291            347,446            9%
        Dreyfus S&P 500 Index Fund:
           Tax qualified ........................            692,394          34.392545         23,813,192           19%
        The Dreyfus Third Century Fund, Inc.:
           Tax qualified ........................             59,207          33.178138          1,964,378           28%
        Evergreen Income and Growth
        Fund - Class Y:
           Tax qualified ........................             72,494          19.561585          1,418,098           15%
        Federated High Yield Trust:
           Tax qualified ........................             49,637          10.042770            498,493            1%
        Federated Investment Series Funds, Inc.-
        Federated Bond Fund - Class F:
           Tax qualified ........................            139,182          11.130751          1,549,200           (4)%
        Fidelity Advisor Balanced Fund - Class T:
           Tax qualified ........................             86,087          15.455350          1,330,505            3%
        Fidelity Advisor Equity Income
        Fund - Class T:
           Tax qualified ........................            122,013          16.762859          2,045,287            2%

                                                                                                            Annual
                                                        Units          Unit Value                           Return*
                                                      ----------      ------------                         ---------
Fidelity Advisor Growth Opportunities
Fund - Class T:
   Tax qualified ............................           488,519         19.101353         9,331,374             3%
Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ............................           219,180         13.417364         2,940,818             7%
Fidelity Asset Manager(TM):
   Tax qualified ............................           290,579         19.290540         5,605,426            12%
Fidelity Capital & Income Fund:
   Tax qualified ............................            17,840         54.000183           963,363            12%
Fidelity Equity-Income Fund:
   Tax qualified ............................           193,545         83.313397        16,124,891             6%
Fidelity Magellan(R) Fund:
   Tax qualified ............................         1,080,953         35.935860        38,844,976            22%
Fidelity Puritan(R) Fund:
   Tax qualified ............................           637,179         23.106868        14,723,211             2%
Fidelity VIP - High Income Portfolio:
   Tax qualified ............................             4,175         25.512888           106,516             7%
Franklin Mutual Series Fund Inc.-
Mutual Shares Fund - Class I:
   Tax qualified ............................            26,055         11.164707           290,896            13%
INVESCO Dynamics Fund, Inc.:
   Tax qualified ............................           198,949         17.811356         3,543,551            70%
Janus Fund:
   Tax qualified ............................           595,937         29.145619        17,368,953            45%
Janus Twenty Fund:
   Tax qualified ............................           995,837         52.641837        52,422,689            63%
Janus Worldwide Fund:
   Tax qualified ............................           769,694         24.727791        19,032,832            62%
Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ............................            17,391         10.464373           181,986             0%
MFS(R) World Governments Fund - Class A:
   Tax qualified ............................            14,393         35.741694           514,430            (5)%
Nationwide(R) Bond Fund - Class D:
   Tax qualified ............................            37,478         41.898652         1,570,278            (4)%
   Non-tax qualified ........................                73         41.719031             3,045            (4)%
Nationwide(R) Fund - Class D:
   Tax qualified ............................            69,097        123.552516         8,537,108            (2)%
   Non-tax qualified ........................               149        128.692505            19,175            (2)%
Nationwide(R) Growth Fund - Class D:
   Tax qualified ............................            26,654        132.098827         3,520,962            15%
   Non-tax qualified ........................               208        139.479726            29,012            15%
Nationwide(R) S&P 500 Index Fund - Class R:
   Tax qualified ............................            17,851         11.817107           210,947            18%
Nationwide(R) Money Market Fund:
   Tax qualified - Pre 12/25/82 .............           621,449         21.769674        13,528,742             3%
   Tax qualified ............................            27,248         27.412298           746,930             3%
   Non-tax qualified ........................               838         27.585541            23,117             3%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                                                                        Annual
                                                        Units             Unit Value                                    Return*
                                                       --------           ----------                                   ---------

   Nationwide(R) Intermediate U.S.
   Government Bond Fund - Class D:
      Tax qualified ...........................          38,138            11.529833              439,725                (3)%
   Neuberger & Berman Genesis Trust
      Tax qualified ...........................          71,239             9.512964              677,694                 3%
   Neuberger & Berman Guardian Trust:
      Tax qualified ...........................         379,737            18.411034            6,991,351                 7%
   Neuberger & Berman Limited Maturity
   Bond Fund:
      Tax qualified ...........................         119,912            12.095451            1,450,390                 0%
   Neuberger & Berman Partners Fund:
      Tax qualified ...........................         311,323            26.523895            8,257,499                 6%
   Oppenheimer Global Fund - Class A:
      Tax qualified ...........................         315,244            37.706431           11,886,726                56%
   Phoenix Balanced Fund Series - Class A:
      Tax qualified ...........................          58,295            18.203902            1,061,196                 9%
   Prestige Balanced Fund - Class A:
      Tax qualified ...........................             355            10.809720                3,837                 8%
   Prestige International Fund - Class A:
      Tax qualified ...........................           4,361            11.989686               52,287                19%
   Prestige Large Cap Growth Fund - Class A:
      Tax qualified ...........................           1,471            13.394083               19,703                33%
   Prestige Large Cap Value Fund - Class A:
      Tax qualified ...........................             109             9.619068                1,048                (6)%
   Prestige Small Cap Fund - Class A:
      Tax qualified ...........................           8,135            12.128362               98,664                17%
   Strong Common Stock Fund, Inc.
      Tax qualified ...........................          69,558            14.432187            1,003,874                39%
   Strong Total Return Fund, Inc.:
      Tax qualified ...........................         115,792            42.228152            4,889,682                58%
   Templeton Foreign Fund - Class I:
      Tax qualified ...........................         334,228            17.547470            5,864,856                37%
   Warburg Pincus Emerging Growth
   Fund - Common Shares:
      Tax qualified ...........................         288,739            20.672241            5,968,882                40%
   Warburg Pincus Global Fixed-Income
   Fund - Common Shares:
      Tax qualified ...........................           5,420            10.554122               57,203                (1)%
                                                     ==========            =========
Reserves for annuity contracts in payout phase:
      Tax qualified ...........................                                                   225,036
                                                                                            -------------
                                                                                            $ 360,275,782
                                                                                            =============


* The annual return does not include contract charges satisfied by surrendering units.

                           Independent Auditors Report
                           ---------------------------

The Board of Directors of Nationwide Life Insurance Company and
    Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, the Account) as of December 31, 1999, and the related statements of operations and changes in contract owners equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Accounts management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP
Columbus, Ohio
February 18, 2000

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA * COLUMBUS, OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company